Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments (unaudited)
As of April 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities (41.5%)
1	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	350	347
1	American Express Credit Account Master
	Trust 2017-1	2.100%	9/15/22	8,586	8,536
1	AmeriCredit Automobile Receivables
	Trust 2016-2	3.650%	5/9/22	70	71
1	AmeriCredit Automobile Receivables
	Trust 2016-4	1.530%	7/8/21	109	109
1	AmeriCredit Automobile Receivables
	Trust 2017-3	1.690%	12/18/20	520	520
1	AmeriCredit Automobile Receivables
	Trust 2017-4	1.830%	5/18/21	5,518	5,515
1	AmeriCredit Automobile Receivables
	Trust 2017-4	2.040%	7/18/22	11,850	11,791
1	AmeriCredit Automobile Receivables
	Trust 2018-2	2.860%	11/18/21	30,656	30,683
1,2	ARI Fleet Lease Trust 2017-A	1.910%	4/15/26	3,706	3,690
1,2	ARI Fleet Lease Trust 2018-B	3.220%	8/16/27	7,000	7,030
1,2	ARL Second LLC 2014-1A	2.920%	6/15/44	203	201
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2014-1	2.460%	7/20/20	11,691	11,687
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2014-2A	2.500%	2/20/21	42,235	42,124
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	15,748	15,694
1	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,650	7,626
1	BMW Vehicle Lease Trust 2018-1A	2.970%	12/21/20	35,000	35,066
1	BMW Vehicle Lease Trust 2019-1	2.840%	11/22/21	21,000	21,072
1	BMW Vehicle Lease Trust 2019-1	2.920%	8/22/22	6,500	6,546
1,3	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR +
	0.800%	3.451%	2/25/30	118	118
1,2	California Republic Auto Receivables
	Trust 2015-4	2.580%	6/15/21	33	33
1	California Republic Auto Receivables
	Trust 2016-2	1.830%	12/15/21	174	173
1	California Republic Auto Receivables
	Trust 2018-1	2.860%	3/15/21	14,971	14,966
1	California Republic Auto Receivables
	Trust 2018-1	3.140%	8/15/22	17,000	17,081
1,2	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	5,282	5,270
1,2	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.000%	6/21/21	10,731	10,772
1,2	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.780%	3/21/22	30,000	30,026
1	Capital Auto Receivables Asset Trust
	2016-1	1.980%	10/20/20	470	469
1	Capital Auto Receivables Asset Trust
	2016-3	2.350%	9/20/21	70	69

1	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	40	40
1,2	Capital Auto Receivables Asset Trust
	2017-1	2.020%	8/20/21	6,129	6,107
1,2	Capital Auto Receivables Asset Trust
	2018-2	3.270%	6/20/23	15,000	15,058
1	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	73	73
1	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	95	95
1	CarMax Auto Owner Trust 2016-1	1.610%	11/16/20	176	176
1	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	2,103	2,092
1	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	23,375	23,438
1,2	Chesapeake Funding II LLC 2016-1A	2.110%	3/15/28	125	124
1,2	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	4,435	4,404
1,2	Chesapeake Funding II LLC 2017-3A	1.910%	8/15/29	11,899	11,807
1,2	Chesapeake Funding II LLC 2017-4A	2.120%	11/15/29	26,181	25,945
1,2	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	13,420	13,463
1,2	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	24,431	24,575
§,1,2	Chesapeake Funding II LLC 2019-1	2.950%	4/15/31	26,460	26,456
1,2	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	500	500
1,2	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	6/15/22	70	70
1,2	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	570	576
1,2	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	12	12
1	CNH Equipment Trust 2019-A-A2	2.960%	5/16/22	6,000	6,015
1	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	44	44
1	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	34	34
1	COMM 2015-CCRE25 Mortgage Trust	1.737%	8/10/48	142	141
1,2	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	16,670	16,681
1,2	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	37,000	37,010
1,2	DB Master Finance LLC 2015-1A	3.980%	2/20/45	28,987	29,032
1,2	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	1,574	1,573
1,2	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	3,859	3,863
1,2	Dell Equipment Finance Trust 2018-1	3.180%	6/22/23	3,990	4,015
1,2	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	7,780	7,808
1,2	Dell Equipment Finance Trust 2019-1	2.780%	8/23/21	18,000	18,029
1,2	DLL Securitization Trust Series 2018-1	2.810%	11/17/20	12,525	12,528
1,2	DLL Securitization Trust Series 2018-A2	3.140%	10/20/20	39,476	39,457
1,2	DLL Securitization Trust Series 2019-DA1	2.790%	11/22/21	28,000	27,997
1,2	DRB Prime Student Loan Trust 2017-C	1.870%	11/25/42	599	599
1,2	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	67	67
1,2	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	10	10
1,2	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	1,059	1,059
1,2	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	2,200	2,225
1,2	Drive Auto Receivables Trust 2016-C	3.020%	11/15/21	3,325	3,325
1,2	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	1,240	1,255
1	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	6,732	6,732
1	Drive Auto Receivables Trust 2018-2	2.880%	6/15/21	3,716	3,716
1	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	3,100	3,101
1	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,750	4,777
1	Drive Auto Receivables Trust 2018-3	3.010%	11/15/21	13,236	13,242
1	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	8,000	8,019
1	Drive Auto Receivables Trust 2018-4	2.780%	10/15/20	1,669	1,669
1	Drive Auto Receivables Trust 2018-4	3.040%	11/15/21	11,000	11,000
1	Drive Auto Receivables Trust 2018-5	3.340%	10/15/22	46,275	46,513

1	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	5,550	5,619
1	Drive Auto Receivables Trust 2019-1	3.080%	9/15/21	12,500	12,507
1	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	5,890	5,897
1	Drive Auto Receivables Trust 2019-2	3.170%	11/15/23	18,000	18,096
1,2	DT Auto Owner Trust 2018-3	3.020%	2/15/22	18,566	18,578
1,2	Enterprise Fleet Financing LLC Series
	2016-2	1.740%	2/22/22	393	392
1,2	Enterprise Fleet Financing LLC Series
	2017-1	2.130%	7/20/22	1,170	1,167
1,2	Enterprise Fleet Financing LLC Series
	2017-2	1.970%	1/20/23	15,444	15,366
1,2	Enterprise Fleet Financing LLC Series
	2017-3	2.130%	5/22/23	8,339	8,299
1,2	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	13,061	13,076
1,2	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	12,770	12,860
1,2	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	10,800	10,841
1,3,4	Fannie Mae Connecticut Avenue
	Securities 2016-C04, 1M USD LIBOR +
	1.450%	3.927%	1/25/29	86	86
1,3,4	Fannie Mae Connecticut Avenue
	Securities 2016-C05, 1M USD LIBOR +
	0.015%	3.827%	1/25/29	49	49
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR +
	0.750%	3.227%	9/25/31	11,310	11,306
†,1	Fifth Third Auto Trust 2019-1	2.660%	5/16/22	22,000	21,999
1,3	First National Master Note Trust 2017-2,
	1M USD LIBOR + 0.440%	2.913%	10/16/23	250	250
1,2	Flagship Credit Auto Trust 2017-1	1.930%	12/15/21	333	333
1,2	Flagship Credit Auto Trust 2017-1	2.830%	3/15/23	3,000	2,998
1,2	Flagship Credit Auto Trust 2017-4	2.070%	4/15/22	8,139	8,102
1,2	Flagship Credit Auto Trust 2018-1	2.590%	6/15/22	12,213	12,182
1,2	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	4,479	4,496
1,2	Flagship Credit Auto Trust 2018-3	3.070%	2/15/23	12,195	12,228
1	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	9,210	9,187
1	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	16,490	16,575
1,2	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	9,200	9,198
1,2	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	800	800
1,2	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	10,550	10,524
1,2	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	200	200
1,2	Ford Credit Auto Owner Trust 2015-REV1	2.120%	7/15/26	32,426	32,276
1	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	700	695
1	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	360	358
1	Ford Credit Floorplan Master Owner Trust
	A Series 2016-3	1.550%	7/15/21	3,520	3,511
1	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	1,050	1,043
1	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	1,030	1,022
1	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.340%	9/15/22	3,000	2,976
1,2,3,4	Freddie Mac STACR Trust 2019-HQA2,
	1M USD LIBOR + 0.700%	3.181%	4/25/49	5,000	5,000

1,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA2, 1M USD
	LIBOR + 2.200%	4.677%	10/25/28	75	75
1,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA3, 1M USD
	LIBOR + 2.000%	4.477%	12/25/28	145	146
1,2,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.744%	2/25/48	1,327	1,321
1,2,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.818%	5/25/48	1,442	1,397
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA2, 1M USD
	LIBOR + 0.800%	3.277%	3/25/49	5,490	5,501
1	GM Financial Automobile Leasing Trust
	2017-1	2.260%	8/20/20	1,800	1,796
1	GM Financial Automobile Leasing Trust
	2017-2	2.020%	9/21/20	15,103	15,068
1	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	90	90
1	GM Financial Automobile Leasing Trust
	2017-3	1.720%	1/21/20	61	61
1	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	730	728
1	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	740	737
1	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	1,230	1,225
1	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	450	448
1	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	18,500	18,493
1	GM Financial Automobile Leasing Trust
	2018-2	2.830%	7/20/20	20,166	20,174
1	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	10,250	10,289
†,1	GM Financial Automobile Leasing Trust
	2019-2	2.670%	6/21/21	21,500	21,498
1,2	GMF Floorplan Owner Revolving Trust
	2016-1	2.410%	5/17/21	300	300
1,2	GMF Floorplan Owner Revolving Trust
	2016-1	2.850%	5/17/21	220	220
1,2	GMF Floorplan Owner Revolving Trust
	2017-3	2.460%	8/16/21	8,040	8,025
1,2	GMF Floorplan Owner Revolving Trust
	2018-1	3.060%	3/15/22	3,250	3,254
1,2	GMF Floorplan Owner Revolving Trust
	2018-1	3.250%	3/15/22	3,000	3,002
1,2	GMF Floorplan Owner Revolving Trust
	2018-1	3.500%	3/15/22	4,624	4,630
1,2	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	5,080	5,061
1,2	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	630	628
1,2,3	Gosforth Funding 2016-1A plc, 3M USD
	LIBOR + 0.700%	3.384%	2/15/58	204	204
1,2,3	Gosforth Funding 2017-1A plc, 3M USD
	LIBOR + 0.470%	3.095%	12/19/59	9,960	9,956
1,2,3	Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	3.101%	8/25/60	11,109	11,097

1,2	Great America Leasing Receivables
	Funding LLC Series 2016-1	2.970%	6/15/21	22,000	22,051
2	GTP Acquisition Partners I LLC	2.350%	6/15/20	425	421
1,2,3	Hertz Fleet Lease Funding LP 2016-1, 1M
	USD LIBOR + 1.100%	3.581%	4/10/30	552	552
1,2	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	7,900	7,924
1,2	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	34,664	34,586
1,2	Hertz Vehicle Financing II LP 2015-2A	2.960%	10/25/21	40,000	39,868
1,2	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	420	419
1,2,3	Holmes Master Issuer plc 2018-1, 3M
	USD LIBOR + 0.360%	2.957%	10/15/54	11,160	11,146
1,2,3	Holmes Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	3.017%	10/15/54	10,500	10,499
1,2	Hyundai Auto Lease Securitization Trust
	2017-A	2.130%	4/15/21	7,600	7,584
1,2	Hyundai Auto Lease Securitization Trust
	2017-B	1.970%	7/15/20	20,874	20,838
1,2	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	200	199
1,2	Hyundai Auto Lease Securitization Trust
	2017-C	1.890%	3/16/20	5,092	5,087
1,2	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	11,680	11,648
1,2	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	100	100
1,2	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	200	199
1,2	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	15,655	15,677
1,2	Hyundai Auto Lease Securitization Trust
	2018-B	3.040%	10/15/21	7,170	7,202
1,2	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	15,000	15,030
1	John Deere Owner Trust 2016-B	1.490%	5/15/23	130	129
1	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	21	21
1,2	Kubota Credit Owner Trust 2018-1A	2.800%	2/16/21	19,511	19,520
1,2,3	Lanark Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.420%	3.083%	12/22/69	4,864	4,866
1,2,3	Lanark Master Issuer plc 2018-2A, 1M
	USD LIBOR + 0.420%	3.083%	12/22/69	19,598	19,596
1,2	Master Credit Card Trust II Series 2017-
	1A	2.260%	7/21/21	7,900	7,871
1	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	9,900	9,882
1,2	MMAF Equipment Finance LLC 2018-A	2.920%	7/12/21	6,583	6,589
1,2	MMAF Equipment Finance LLC 2019-A	2.840%	1/10/22	19,250	19,316
1	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	181	182
1,2,3	Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	3.007%	9/25/24	8,249	8,246
1,2	Navient Student Loan Trust 2018-A	2.530%	2/18/42	23,303	23,265
1,2	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	6,733	6,747
1,2	Navient Student Loan Trust 2019-A A1	3.030%	1/15/43	9,477	9,515
1,2,3	Navistar Financial Dealer Note Master
	Trust II 201, 1M USD LIBOR + 0.780%	3.257%	6/27/22	1,600	1,601

3	New Mexico Educational Assistance
	Foundation 2013-1, 1M USD LIBOR +
	0.780%	3.202%	1/2/25	61	61
1	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	1,079	1,077
1	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	190	189
1	Nissan Auto Lease Trust 2017-B	1.830%	12/16/19	8,845	8,838
1	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	12,250	12,221
1	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	140	139
1	Nissan Auto Lease Trust 2019-A	2.710%	7/15/21	36,000	36,013
1	Nissan Auto Receivables 2016-B Owner
	Trust	1.320%	1/15/21	169	169
1,2,3	Pepper Residential Securities Trust
	2017A-A1UA, 1M USD LIBOR +
	1.100%	3.581%	3/10/58	911	911
1,2,3	Pepper Residential Securities Trust 2018-
	2a-A1U1, 1M USD LIBOR + 0.350%	2.823%	10/13/19	30,000	29,988
1,2,3	Pepper Residential Securities Trust
	2018A-A1UA, 1M USD LIBOR +
	0.950%	3.432%	3/12/47	8,493	8,496
1,2,3	Pepper Residential Securities Trust 2019-
	1A, 1M USD LIBOR + 0.350%	2.879%	4/14/20	24,000	24,000
1,2,3	Pepper Residential Securities Trust
	2019A-A1U2, 1M USD LIBOR +
	0.350%	2.832%	10/12/19	15,800	15,742
1,2,3	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	3.357%	1/16/60	14,536	14,508
1,2,3	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	3.487%	6/20/60	26,522	26,458
1,2,3	Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	2.977%	7/15/58	19,700	19,639
1,2,3	PFS Financing Corp. 2017-C, 1M USD
	LIBOR + 0.470%	2.943%	10/15/21	12,100	12,098
1,2,3	Resimac Premier Series 2017-1A, 1M
	USD LIBOR + 0.950%	3.434%	9/11/48	11,885	11,889
1,2,3	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	3.327%	12/16/59	18,633	18,602
1	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	5,440	5,431
1	Santander Drive Auto Receivables Trust
	2017-2	2.210%	10/15/21	5,076	5,071
1	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	1,772	1,771
1	Santander Drive Auto Receivables Trust
	2017-3	2.190%	3/15/22	15,000	14,962
1	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	7,763	7,758
1	Santander Drive Auto Receivables Trust
	2018-2	3.030%	9/15/22	22,000	22,039
1	Santander Drive Auto Receivables Trust
	2018-3	2.780%	3/15/21	12,402	12,400
1	Santander Drive Auto Receivables Trust
	2018-3	3.030%	2/15/22	26,000	26,031
1	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	20,750	20,775
1	Santander Drive Auto Receivables Trust
	2018-5	3.190%	3/15/22	15,000	15,063

1,2	Santander Retail Auto Lease Trust 2017-
	A	2.020%	3/20/20	6,732	6,726
1,2	Santander Retail Auto Lease Trust 2018-
	A	2.930%	5/20/21	12,600	12,632
1,2	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	6,388	6,364
1,2	Securitized Term Auto Receivables Trust
	2018-1A	2.807%	12/29/20	17,529	17,538
1,2	Securitized Term Auto Receivables Trust
	2018-1A	3.068%	1/25/22	21,760	21,854
1,2	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	20	20
1,2	SoFi Professional Loan Program 2017-A
	LLC	1.550%	3/26/40	572	571
1,2	SoFi Professional Loan Program 2017-B
	LLC	1.830%	5/25/40	1,101	1,098
1,2	SoFi Professional Loan Program 2017-C
	LLC	1.750%	7/25/40	1,508	1,500
1,2	SoFi Professional Loan Program 2017-D
	LLC	1.720%	9/25/40	1,791	1,785
1,2	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	6,685	6,634
1,2	SoFi Professional Loan Program 2017-F
	LLC	2.050%	1/25/41	4,005	3,980
1,2	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	34,773	34,555
1,2	SoFi Professional Loan Program 2018-B
	LLC	2.640%	8/25/47	25,311	25,282
1,2	SoFi Professional Loan Program 2018-C
	LLC	3.080%	1/25/48	33,049	33,186
1,2	SoFi Professional Loan Program 2018-D
	LLC	3.120%	2/25/48	24,440	24,546
1,2	Sofi Professional Loan Program 2019-A
	LLC	3.180%	6/15/48	22,675	22,792
1,2	SoFi Professional Loan Program 2019-B
	LLC	2.780%	8/17/48	45,000	44,977
1	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	4,640	4,619
1	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	3,290	3,279
1,2	TCF Auto Receivables Owner Trust 2016-
	PT1	1.930%	6/15/22	10,862	10,765
1,2	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	1,469	1,467
1,2	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	320	320
1,2	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	260	260
1,2	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	290	290
1,2	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	18,079	18,263
1,2	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	2,649	2,650
1,2	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	24,000	24,103
1,2	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	678	673
1,2	Verizon Owner Trust 2017-1A	2.060%	9/20/21	7,595	7,570
1,2	Verizon Owner Trust 2017-2A	1.920%	12/20/21	35,000	34,842
1,2	Verizon Owner Trust 2017-3	2.060%	4/20/22	7,910	7,865
1,2	Verizon Owner Trust 2018-1	2.820%	9/20/22	24,180	24,241
1,2	Volvo Financial Equipment LLC Series
	2017-1A	1.920%	3/15/21	4,449	4,430

1	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	27	27
1	WFRBS Commercial Mortgage Trust
	2013-C18	3.027%	12/15/46	1	1
1,2	Wheels SPV 2 LLC 2017-1A	1.880%	4/20/26	9,244	9,198
1	World Omni Auto Receivables Trust 2015-
	B	2.150%	8/15/22	175	174
1	World Omni Auto Receivables Trust 2016-
	A	1.770%	9/15/21	165	164
1	World Omni Auto Receivables Trust 2018-
	D	3.010%	4/15/22	34,250	34,342
1	World Omni Automobile Lease
	Securitization Trust 2017-A	2.320%	8/15/22	1,530	1,526
1	World Omni Automobile Lease
	Securitization Trust 2018-A	2.590%	11/16/20	20,058	20,044
1	World Omni Automobile Lease
	Securitization Trust 2018-A	2.830%	7/15/21	13,950	13,972
1	World Omni Automobile Lease
	Securitization Trust 2019-A A2A	2.890%	11/15/21	20,000	20,026
1	World Omni Automobile Lease
	Securitization Trust 2019-A A3	2.940%	5/16/22	17,500	17,603
1,2	World Omni Select Auto Trust A Series
	2018-1 A2	3.240%	4/15/22	20,930	20,988
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,457,185)					2,459,805
Corporate Bonds (41.5%)
Finance (18.8%)
	Banking (15.2%)
	American Express Credit Corp.	1.700%	10/30/19	2,000	1,991
2	ANZ New Zealand International Ltd.	2.200%	7/17/20	4,095	4,063
2	ANZ New Zealand International Ltd.	2.125%	7/28/21	30,000	29,450
2	Australia & New Zealand Banking Group
	Ltd.	2.250%	12/19/19	6,605	6,587
2	Australia & New Zealand Banking Group
	Ltd.	4.875%	1/12/21	2,418	2,501
3	Bank of America NA, 3M USD LIBOR +
	0.250%	2.879%	8/28/20	40,000	40,012
3	Bank of Montreal, 3M USD LIBOR +
	0.340%	2.937%	7/13/20	40,000	40,097
	Bank of New York Mellon Corp.	4.150%	2/1/21	17,664	18,090
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,656
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,359
	Bank of Nova Scotia	2.228%	12/11/19	48,130	48,011
2	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	20,000	19,855
2	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,000	2,975
	BB&T Corp.	2.625%	6/29/20	8,000	7,990
	BB&T Corp.	2.050%	5/10/21	10,000	9,855
	Branch Banking & Trust Co.	2.100%	1/15/20	8,500	8,468
	Capital One NA	1.850%	9/13/19	15,790	15,739
	Capital One NA	2.250%	9/13/21	1,505	1,482
3,5	Citigroup Inc., 3M Australian Bank Bill
	Rate + 1.250%	3.268%	8/7/19	20,867	14,739
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,421
	Credit Suisse AG	2.300%	5/28/19	5,450	5,449
	Credit Suisse Group Funding Guernsey
	Ltd.	2.750%	3/26/20	25,000	24,960
2	Danske Bank A/S	1.650%	9/6/19	1,500	1,494
	Discover Bank	3.200%	8/9/21	4,017	4,040

2	DNB Bank ASA	2.125%	10/2/20	20,000	19,819
	Goldman Sachs Group Inc.	2.300%	12/13/19	22,755	22,692
3,5	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	3.079%	8/26/20	3,450	2,446
3,5	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.300%	3.209%	8/21/19	24,140	17,057
	HSBC Bank USA NA	4.875%	8/24/20	10,000	10,277
	HSBC USA Inc.	2.375%	11/13/19	5,550	5,537
	HSBC USA Inc.	5.000%	9/27/20	15,000	15,439
	ICICI Bank Ltd.	4.800%	5/22/19	18,400	18,415
	ICICI Bank Ltd.	5.750%	11/16/20	2,800	2,902
3	Intesa Sanpaolo SPA, 3M USD LIBOR +
	0.630%	3.218%	7/17/19	17,000	17,002
3	JPMorgan Chase Bank NA, 3M USD
	LIBOR + 0.230%	2.856%	9/1/20	13,000	13,006
	KeyBank NA	1.600%	8/22/19	1,800	1,794
	Lloyds Bank plc	2.700%	8/17/20	1,519	1,518
2	Macquarie Bank Ltd.	2.850%	7/29/20	5,000	5,000
	Mizuho Bank Ltd.	2.340%	12/4/19	9,720	9,705
2	Mizuho Financial Group Inc.	2.632%	4/12/21	9,850	9,805
	Mizuho Financial Group Inc.	2.273%	9/13/21	6,545	6,442
	Morgan Stanley	2.650%	1/27/20	7,561	7,556
	Morgan Stanley	5.500%	7/24/20	9,900	10,208
	Morgan Stanley	5.750%	1/25/21	21,650	22,700
2	MUFG Bank Ltd.	2.300%	3/5/20	10,000	9,966
	MUFG Union Bank NA	2.250%	5/6/19	35,590	35,588
2	Nationwide Building Society	2.350%	1/21/20	2,700	2,691
2	Nordea Bank AB	2.125%	5/29/20	4,370	4,341
	PNC Bank NA	1.450%	7/29/19	2,600	2,594
	Royal Bank of Canada	1.500%	7/29/19	2,500	2,493
	Santander Holdings USA Inc.	2.650%	4/17/20	19,205	19,153
	Santander UK Group Holdings plc	2.875%	10/16/20	6,078	6,065
	Santander UK Group Holdings plc	3.125%	1/8/21	5,000	5,001
	Santander UK plc	2.125%	11/3/20	1,500	1,484
	Santander UK plc	2.500%	1/5/21	5,194	5,157
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	20,000	19,559
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	6,675	6,668
3	Sumitomo Mitsui Banking Corp., 3M USD
	LIBOR + 0.370%	2.971%	10/16/20	25,000	25,030
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	4,080	4,035
	Svenska Handelsbanken AB	2.250%	6/17/19	5,000	4,998
	Synchrony Financial	3.000%	8/15/19	1,685	1,685
	Toronto-Dominion Bank	1.450%	8/13/19	13,973	13,929
3	Toronto-Dominion Bank, 3M USD LIBOR
	+ 0.280%	2.881%	6/11/20	20,000	20,049
2	UBS AG	2.450%	12/1/20	5,605	5,576
2	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	30,142	30,168
2	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	13,330	13,348
	Wells Fargo & Co.	4.600%	4/1/21	35,000	36,140
3,5	Wells Fargo & Co., 3M Australian Bank
	Bill Rate + 0.850%	2.855%	8/8/19	14,500	10,231
	Wells Fargo Bank NA	1.750%	5/24/19	1,600	1,599
	Wells Fargo Bank NA	2.150%	12/6/19	470	468
	Westpac Banking Corp.	1.650%	5/13/19	6,500	6,498
	Westpac Banking Corp.	1.600%	8/19/19	3,000	2,991
3	Westpac Banking Corp., 3M USD LIBOR
	+ 0.280%	2.964%	5/15/20	10,000	10,024

Zions Bancorp NA	3.500%	8/27/21	15,360	15,521

Brokerage (0.2%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,570	11,818

Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	21,492	21,976

Insurance (3.0%)
Anthem Inc.	2.500%	11/21/20	25,000	24,881
Aon plc	2.800%	3/15/21	4,001	3,992
2 Metropolitan Life Global Funding I	1.950%	9/15/21	20,000	19,624
2 Metropolitan Life Global Funding I	3.450%	10/9/21	30,000	30,527
2 Principal Life Global Funding II	2.204%	12/11/19	40,000	39,830
2 Protective Life Global Funding	2.700%	11/25/20	4,355	4,341
2 Reliance Standard Life Global Funding II	2.500%	1/15/20	42,630	42,503
2 Reliance Standard Life Global Funding II	3.050%	1/20/21	15,000	15,008

Real Estate Investment Trusts (0.0%)
Federal Realty Investment Trust	2.550%	1/15/21	2,700	2,688
				1,115,842
Industrial (20.1%)
Basic Industry (2.1%)
2 Air Liquide Finance SA	1.375%	9/27/19	9,450	9,403
2 Air Liquide Finance SA	1.750%	9/27/21	15,965	15,610
DowDuPont Inc.	3.766%	11/15/20	13,000	13,205
Eastman Chemical Co.	2.700%	1/15/20	6,881	6,882
Eastman Chemical Co.	3.500%	12/1/21	18,332	18,614
EI du Pont de Nemours & Co.	2.200%	5/1/20	10,750	10,710
International Flavors & Fragrances Inc.	3.400%	9/25/20	24,000	24,122
Nutrien Ltd.	6.500%	5/15/19	8,186	8,196
Nutrien Ltd.	4.875%	3/30/20	6,515	6,630
WestRock RKT Co.	3.500%	3/1/20	13,929	13,989

Capital Goods (0.9%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	7,159	7,275
Boeing Capital Corp.	4.700%	10/27/19	7,150	7,226
Caterpillar Financial Services Corp.	1.850%	9/4/20	5,091	5,042
CNH Industrial Capital LLC	4.375%	11/6/20	6,060	6,167
Fortive Corp.	1.800%	6/15/19	185	185
United Technologies Corp.	4.500%	4/15/20	29,000	29,436

Communication (3.1%)
America Movil SAB de CV	5.000%	10/16/19	25,042	25,299
America Movil SAB de CV	5.000%	3/30/20	6,500	6,630
Charter Communications Operating LLC / Charter Communications Operating Capital

	3.579%	7/23/20	20,848	20,998
Comcast Corp.	3.300%	10/1/20	48,000	48,425
Discovery Communications LLC	2.200%	9/20/19	9,000	8,973
2 Fox Corp.	3.666%	1/25/22	30,000	30,634
Interpublic Group of Cos. Inc.	3.500%	10/1/20	24,000	24,183
Orange SA	1.625%	11/3/19	2,200	2,187
Telefonos de Mexico SAB de CV	5.500%	11/15/19	13,607	13,803

	Consumer Cyclical (2.8%)
2	Alimentation Couche-Tard Inc.	2.350%	12/13/19	19,000	18,937
	American Honda Finance Corp.	3.150%	1/8/21	15,000	15,125
3	American Honda Finance Corp., 3M USD
	LIBOR + 0.260%	2.875%	6/16/20	35,000	35,029
2	BMW US Capital LLC	2.150%	4/6/20	3,000	2,982
2	BMW US Capital LLC	3.250%	8/14/20	18,000	18,115
	General Motors Financial Co. Inc.	2.400%	5/9/19	7,000	6,999
	General Motors Financial Co. Inc.	3.700%	11/24/20	9,000	9,081
3	General Motors Financial Co. Inc., 3M
	USD LIBOR + 1.450%	4.147%	5/9/19	7,010	7,012
2	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,625	9,596
2	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	8,000	7,944
2	Nissan Motor Acceptance Corp.	1.550%	9/13/19	12,500	12,433
2,3	Nissan Motor Acceptance Corp., 3M USD
	LIBOR + 0.520%	3.128%	9/13/19	3,578	3,576
	Toyota Motor Credit Corp.	3.050%	1/8/21	10,000	10,082
5	Volkswagen Financial Services Australia
	Pty Ltd.	3.250%	8/13/19	2,150	1,520
2	Volkswagen Group of America Finance
	LLC	2.125%	5/23/19	1,500	1,499
3	Western Union Co., 3M USD LIBOR +
	0.800%	3.463%	5/22/19	8,000	8,003

	Consumer Noncyclical (3.6%)
	AbbVie Inc.	2.300%	5/14/21	25,000	24,737
	Altria Group Inc.	9.250%	8/6/19	26,565	26,995
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	23,514	23,994
	AstraZeneca plc	2.375%	11/16/20	3,289	3,269
	Baxter International Inc.	1.700%	8/15/21	2,500	2,431
2	Bayer US Finance LLC	3.000%	10/8/21	6,220	6,183
	Becton Dickinson and Co.	2.675%	12/15/19	23,455	23,401
3	Campbell Soup Co., 3M USD LIBOR +
	0.500%	3.115%	3/16/20	15,000	14,975
2	Cigna Corp.	3.200%	9/17/20	2,000	2,006
2,3	Cigna Corp., 3M USD LIBOR + 0.350%	2.965%	3/17/20	15,000	15,000
	Constellation Brands Inc.	3.875%	11/15/19	5,000	5,023
	CVS Health Corp.	2.800%	7/20/20	22,000	21,975
	CVS Health Corp.	2.125%	6/1/21	5,000	4,920
	Express Scripts Holding Co.	2.250%	6/15/19	9,500	9,491
	Mead Johnson Nutrition Co.	3.000%	11/15/20	11,770	11,811
	Reynolds American Inc.	6.875%	5/1/20	8,304	8,620
	Shire Acquisitions Investments Ireland
	DAC	1.900%	9/23/19	2,200	2,191
3	Tyson Foods Inc., 3M USD LIBOR +
	0.450%	3.079%	5/30/19	7,000	6,998

	Energy (5.4%)
	Apache Corp.	3.625%	2/1/21	16,096	16,280
	Boardwalk Pipelines LP	5.750%	9/15/19	17,058	17,213
	BP Capital Markets America Inc.	4.500%	10/1/20	30,000	30,747
	BP Capital Markets plc	2.315%	2/13/20	19,000	18,926
	BP Capital Markets plc	3.561%	11/1/21	6,018	6,137
	Cenovus Energy Inc.	5.700%	10/15/19	18,324	18,530
	Enbridge Energy Partners LP	4.375%	10/15/20	4,295	4,379
	Energy Transfer Operating LP	4.150%	10/1/20	20,000	20,291
	Enterprise Products Operating LLC	3.500%	2/1/22	25,000	25,416

EOG Resources Inc.	5.625%	6/1/19	1,953	1,957
EOG Resources Inc.	4.100%	2/1/21	20,986	21,438
EQT Corp.	8.125%	6/1/19	18,489	18,566
EQT Corp.	2.500%	10/1/20	1,000	990
Husky Energy Inc.	6.150%	6/15/19	8,792	8,825
Husky Energy Inc.	7.250%	12/15/19	18,000	18,473
Kinder Morgan Energy Partners LP	6.500%	4/1/20	4,000	4,124
Kinder Morgan Energy Partners LP	3.500%	3/1/21	5,000	5,049
Kinder Morgan Inc.	3.050%	12/1/19	16,550	16,560
2 Kinder Morgan Inc.	5.000%	2/15/21	1,790	1,866
Marathon Oil Corp.	2.700%	6/1/20	24,000	23,929
Marathon Petroleum Corp.	5.125%	3/1/21	2,000	2,076
2 Midwest Connector Capital Co. LLC	3.625%	4/1/22	5,835	5,924
Pioneer Natural Resources Co.	7.500%	1/15/20	2,789	2,875
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	2,035	2,091
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	3,515	3,744
Sabine Pass Liquefaction LLC	5.625%	2/1/21	6,636	6,882
TransCanada PipeLines Ltd.	3.800%	10/1/20	5,710	5,798
Williams Cos. Inc.	5.250%	3/15/20	11,675	11,893

Technology (0.6%)
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	5,000	4,978
DXC Technology Co.	2.875%	3/27/20	6,000	5,997
KLA-Tencor Corp.	3.375%	11/1/19	2,415	2,419
NetApp Inc.	2.000%	9/27/19	15,455	15,404
Tyco Electronics Group SA	2.350%	8/1/19	4,457	4,450

Transportation (1.6%)
1 Burlington Northern and Santa Fe Railway
Co. 1999-2 Pass Through Trust	7.570%	1/2/21	327	339
1 Continental Airlines 2001-1 Class A-1
Pass Through Trust	6.703%	6/15/21	1,841	1,953
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,059	1,080
1 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	3,145	3,217
1 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	6,156	6,309
1 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	1,209	1,210
Delta Air Lines Inc.	2.875%	3/13/20	18,000	17,985
FedEx Corp.	3.400%	1/14/22	15,000	15,219
1 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	692	706
2 Penske Truck Leasing Co. Lp / PTL
Finance Corp.	3.650%	7/29/21	25,000	25,313
1 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.650%	8/1/22	4,264	4,488
1 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	9,433	9,913
1 US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	2,640	2,799
1 US Airways 2012-1 Class B Pass Through
Trust	8.000%	10/1/19	2,047	2,083
				1,192,618

Utilities (2.6%)
	Electric (2.6%)
	Arizona Public Service Co.	2.200%	1/15/20	1,100	1,095
	CenterPoint Energy Inc.	3.600%	11/1/21	25,000	25,415
	Dominion Energy Inc.	5.200%	8/15/19	13,021	13,105
	Dominion Energy Inc.	2.000%	8/15/21	6,793	6,650
2	EDP Finance BV	4.125%	1/15/20	1,478	1,484
2	EDP Finance BV	5.250%	1/14/21	1,600	1,652
	Emera US Finance LP	2.150%	6/15/19	3,000	2,998
3,5	ETSA Utilities Finance Pty Ltd., 3M
	Australian Bank Bill Rate + 0.260%	1.820%	10/15/19	28,300	19,902
	Exelon Corp.	2.850%	6/15/20	5,000	5,002
	Exelon Corp.	5.150%	12/1/20	7,358	7,571
	Exelon Generation Co. LLC	2.950%	1/15/20	16,380	16,340
	Georgia Power Co.	4.250%	12/1/19	5,500	5,544
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	11,454	11,443
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	17,000	17,135
	Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,400	1,399
	Pinnacle West Capital Corp.	2.250%	11/30/20	12,000	11,898
	Puget Energy Inc.	6.000%	9/1/21	7,829	8,330
					156,963
Total Corporate Bonds (Cost $2,460,425)					2,465,423
Sovereign Bonds (6.1%)
	Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	7,375	7,463
	African Export-Import Bank	4.750%	7/29/19	5,000	5,019
	Bank of Baroda	4.875%	7/23/19	29,091	29,194
	Caixa Economica Federal	4.250%	5/13/19	6,000	6,000
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	3,000	2,999
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,000	4,129
2	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	53,022	53,684
	Empresa Nacional del Petroleo	4.750%	12/6/21	5,038	5,195
	Export-Import Bank of India	3.875%	10/2/19	5,648	5,666
	Export-Import Bank of Korea	2.250%	1/21/20	6,640	6,617
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	7,000	7,010
	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	2,050	2,049
	ICBCIL Finance Co. Ltd.	2.125%	9/29/19	2,670	2,659
3	Korea Development Bank, 3M USD
	LIBOR + 0.550%	3.147%	3/12/21	10,000	10,026
3	Korea Development Bank, 3M USD
	LIBOR + 0.675%	3.300%	9/19/20	10,325	10,343
	Minera y Metalurgica del Boleo SAPI de
	CV	2.875%	5/7/19	1,500	1,500
	ONGC Videsh Ltd.	3.250%	7/15/19	3,350	3,351
	Petroleos Mexicanos	8.000%	5/3/19	20,553	20,556
	Petronas Capital Ltd.	5.250%	8/12/19	42,283	42,570
	Republic of Croatia	6.750%	11/5/19	15,000	15,280
	Republic of Hungary	6.375%	3/29/21	3,376	3,591
	Republic of Indonesia	4.875%	5/5/21	5,000	5,171
	Republic of Lithuania	7.375%	2/11/20	18,100	18,736
	Republic of Panama	5.200%	1/30/20	25,600	26,016
	Republic of the Philippines	8.375%	6/17/19	20,300	20,452
	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	7,110	7,083
	Sinopec Group Overseas Development
	2017 Ltd.	2.375%	4/12/20	10,000	9,956
	Socialist Republic of Vietnam	6.750%	1/29/20	12,479	12,792

	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	15,000	15,000
Total Sovereign Bonds (Cost $359,447)					360,107

				Shares
Common Stocks (0.7%)
Exchange-Traded Fund (0.7%)
	iShares Short Maturity Bond ETF			875,000	43,969
Total Common Stocks (Cost $43,896)					43,969
Temporary Cash Investments (10.9%)
Money Market Fund (2.0%)
6	Vanguard Market Liquidity Fund	2.545%		1,177,351	117,747

				Face
				Amount
				($000)
Certificates of Deposit (0.2%)
	Cooperatieve Rabobank UA (New York
	Branch)	1.980%	10/25/19	12,735	12,696

Commercial Paper (2.5%)
7	AT&T Inc.	3.093%	5/30/19	22,000	21,950
2,7	BPCE SA	2.818%	5/2/19	40,000	39,994
2,7	Enbridge US Inc.	2.994%	6/10/19	25,000	24,917
2,7	JP Morgan Securities LLC	2.776%	5/6/19	15,000	14,994
2,7	VW Credit Inc.	3.122%	7/1/19	22,000	21,891
7	Walgreens Boots Alliance Inc.	3.285%	5/8/19	17,600	17,589
7	Walgreens Boots Alliance Inc.	3.286%	5/9/19	7,400	7,394
					148,729
U.S. Government and Agency Obligations (6.2%)
	Federal Home Loan Banks	1.375%	5/28/19	500	500
8	United States Treasury Bill	2.484%	2/27/20	73,050	71,629
	United States Treasury Bill	2.418%	3/26/20	300,000	293,661
					365,790
Total Temporary Cash Investments (Cost $644,765)					644,962
Total Investments (100.7%) (Cost $5,965,718)					5,974,266
Other Assets and Liabilities-Net (-0.7%)					(41,819)
Net Assets (100%)					5,932,447

† Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.
§ Security value determined using significant unobservable inputs.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $2,326,542,000, representing 39.2% of net assets.
3 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Face amount denominated in Australian dollars.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

7 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30,
2019, the aggregate value of these securities was $148,729,000, representing 2.5% of net assets.
8 Securities with a value of $2,128,000 have been segregated as initial margin for open futures contracts.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note			June 2019	5,629	1,199,021	2,757

Short Futures Contracts
5-Year U.S. Treasury Note			June 2019	(4,109)	(475,167)	(2,145)
10-Year U.S. Treasury Note			June 2019	(2)	(247)	1
Ultra 10-Year U.S. Treasury Note			June 2019	(1)	(132)	1
						(2,143)
						614

Forward Currency Contracts
	Contract				Unrealized	Unrealized
	Settlement		Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date	Receive		Deliver	($000)	($000)
Toronto-
Dominion
Bank	6/19/19 USD	66,223	AUD	93,698	90	—
AUD—Australian dollar.
USD—U.S. dollar.

Ultra-Short-Term Bond Fund

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	12/20/21	GSI	5,000	1.000	91	(21)	70	—
Oriental
Republic of
Uruguay/Baa2	9/20/20	BOANA	21,650	1.000	211	(134)	77	—
Total					302	(155)	147	—

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Periodic premium received/paid quarterly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the

Ultra-Short-Term Bond Fund

value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller

Ultra-Short-Term Bond Fund

and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Ultra-Short-Term Bond Fund

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,438,967	26,456
Corporate Bonds	—	2,459,805	—
Sovereign Bonds	—	860,107	—
Common Stocks	43,969	—	—
Temporary Cash Investments	117,747	527,215	—
Futures Contracts—Assets[1]	476	—	—
Futures Contracts—Liabilities[1]	(660)	—	—
Forward Currency Contracts—Assets	—	90	—
Swap Contracts—Assets	—	147	—
Total	161,532	5,786,331	26,456
1 Represents variation margin on the last day of the reporting period.